Fees Summary	Oct. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,751,000
Previously Paid Amount	0.00
Total Fee Amount	239.34
Total Offset Amount	0.00
Net Fee	239.34
Narrative - Max Aggregate Offering Price	$ 2,751,000
Final Prospectus	true